SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 83,852	$ 85,604
Less: accumulated depreciation	(67,527)	(65,995)
Plant and equipment, net	16,325	19,609
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	34,890	37,159
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	7,803	8,310
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 41,159	$ 40,135